Loans and Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		$ 3,430,586	$ 3,293,304
Less: Allowance for loan losses		43,890	44,762	$ 46,327	$ 47,714
Net loans		3,386,696	3,248,542
Due from officers		7,700	7,600
New loans		2,100
Repayments of loans		1,400
Reduction in outstanding loans		567
Real Estate Construction Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		24,800	26,600
Residential Borrowers [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		16,300	16,000
Commercial Borrowers Residential Purpose [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		8,500	10,600
Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		191,194	203,415
Less: Allowance for loan losses		4,929	4,491	4,071	4,019
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		163,609	175,873
Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		27,585	27,542
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		3,230,574	3,080,498
Less: Allowance for loan losses		38,231	39,753	42,088	43,597
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		2,824,087	2,660,672
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		71,646	60,501
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		334,841	359,325
Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		8,818	9,391
Less: Allowance for loan losses		730	518	$ 168	$ 98
New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	2,692,335	2,650,787
New York and Other States [Member] | Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		178,905	188,414
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	151,366	160,965
New York and Other States [Member] | Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	27,539	27,449
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	2,158,904	2,093,957
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	60,892	52,251
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	286,586	308,165
New York and Other States [Member] | Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	7,048	8,000
Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		738,251	642,517
Florida [Member] | Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		12,289	15,001
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		12,243	14,908
Florida [Member] | Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		46	93
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		665,183	566,715
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		10,754	8,250
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		48,255	51,160
Florida [Member] | Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		$ 1,770	$ 1,391

[1]	Includes New York, New Jersey, Vermont, and Massachusetts.